Summary of Significant Accounting Policies (Details) ¥ in Thousands	12 Months Ended
	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Net liabilities amount (in Dollars)	¥ 71,294	$ 71,294
Additional paid-in capital (in Dollars) | $						$ 69,213
Non-controlling interests amount (in Dollars) | $		$ 2,081
Variable income interest percentage	7.50%	7.50%	11.00%	11.00%	9.50%
Cash and cash equivalents and restricted cash denominated	¥ 249,091		¥ 225,075
Impairment loss on goodwill	593,748		147,116		¥ 419,805
Operating lease right-of-use assets	1,359,545		928,284
Operating lease liabilities	959,406		964,043
Rental discount amount	981
Impairment loss on operating lease right-of-use assets					8,861
Impairment loss on property and equipment	¥ 6,607	932,000	12,891		6,586
Operating income | $		$ 8,235		$ 9,049
Remuneration compensation amount			¥ 2,578
Total Assets [Member] | Variable Income Interest [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of variable interest entity assets	2.10%	2.10%	1.10%	1.10%
Total Liabilities [Member] | Variable Income Interest [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of variable interest entity liabilities	2.20%	2.20%	9.00%	9.00%
Equity Method Investment [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	20.00%					20.00%
Equity Method Investment [Member] | Business Acquisition [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	50.00%					50.00%
Indefinite-Lived Intangible Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss on indefinite lived intangible assets					(113,385)
Impairment of Long-Lived Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss on indefinite lived intangible assets	¥ 258,326
Impairment Loss on Definite Lived Intangible Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Operating income					¥ 2,256
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation exchange rate	1					1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation exchange rate	7.09					7.09